Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheets
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares outstanding	115,892,441	113,692,441	103,492,441